Redeemable Preferred Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Redeemable Preferred Equity

8. Redeemable Preferred Equity

Series C cumulative preferred units (“Series C Preferred Units”) are redeemable by the Company at any time, upon a change of control or liquidation, or by the investor any time after 6 years from the initial date of purchase. The Series C Preferred Units have a fixed value which is their purchase price and preferred liquidation and distribution rights. Yearly distributions of 12% of the Series C Preferred Units’ value (provided profits are available) will be made on a quarterly basis. This rate may increase if any interest rate on our public Notes offering rises above 12%. Dividends may be reinvested monthly into additional Series C Preferred Units. The Series C Preferred Units have the same preferential rights as the Series B Preferred Units as more fully described in the following note.

Roll forward of redeemable preferred equity:

	December 31, 2023	December 31, 2022

Beginning balance	$5,725	$5,014
Additions from new investment	-	200
Distributions	(1,539)	(131)
Additions from reinvestment	587	642

Ending balance	$4,773	$5,725

The following table shows the earliest redemption options for investors in Series C Preferred Units as of December 31, 2023:

Year Maturing	Total Amount Redeemable

2024	$2,486
2025	510
2026	309
2027	1,262
2028	206

Total	$4,773

During March 2023, the Company redeemed 11.78109 of the Series C Preferred Units, held by our CEO and his wife, at a redemption price of $1,178, all of which was reinvested in Common Units.